Share Capital and Reserves	6 Months Ended
Jun. 30, 2023
Share Capital and Reserves [Abstract]
Share capital and reserves

Note 4 - Share capital and reserves

A.	Composition of share capital

	June 30, 2023		December 31, 2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Unaudited		Audited
Ordinary shares, par value NIS 0.01 each	100,000,000	28,321,656	100,000,000	27,780,896

B.	Rights attached to the ordinary shares

The ordinary shares of the Company grant the holders thereof the right to participate and vote in shareholders meetings, the right to receive a dividend, as declared, the right to participate in distributions of bonus shares and the right to participate in the distribution of the assets of the Company upon liquidation.

C.	Changes in the issued and outstanding capital

Six months period ended June 30, 2023
Unaudited
Balance as of January 1, 2023	27,780,896
Issuance of Commitment Shares in transaction of equity line granted (see Note 3 above)	340,760
Issuance of Advance Shares resulted from partial exercise of Commitment Amount (see Note 3 above)	200,000
Balance as of June 30, 2023	28,321,656